COMMITMENTS AND CONTINGENCIES - Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Commitments and Contingencies Disclosure [Abstract]
Long-term pension liability	$ 1,632	$ 2,341
Net gain on long-term pension liability adjustment	$ 897	$ 843	$ 263